Inventories	6 Months Ended
Jun. 30, 2023
Inventories
Inventories
4.	Inventories

	As of June 30, 2023 (unaudited)	As of December 31, 2022
	(in €)
Raw materials and supplies	337,407	—
Unfinished goods	132,624	—
Finished goods	108,674	—
Total	578,705	—

The Company valued inventories at manufacturing cost in its consolidated statements of financial position as of June 30, 2023. Inventories do not include costs relating to production of products before the granting of the EUA for Gohibic (vilobelimab), since those were expensed in previous reporting periods as research and development expenses in the period incurred.

During the three and the six months ended June 30, 2023, there were no write-downs of inventories.